DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expense by nature
Selling expenses	$ 2,196,803	$ 1,645,985	$ 1,353,165
General and administrative expenses	14,081,153	10,013,732	16,438,936
Product development and clinical trials expenses	20,401,595	20,020,959	16,001,464
TOTAL EXPENSES	36,679,551	31,680,676	33,793,565
Depreciation per Statements of Cash Flows	768,101	641,621	384,126
Share-based payments per Statements of Cash Flows	4,905,812	3,189,808	3,292,877
Cash-based employee expenses	12,006,724	10,875,930	9,542,213
Depreciation
Expense by nature
General and administrative expenses	280,949	182,202	60,206
Product development and clinical trials expenses	487,152	459,419	323,920
Share-based payments
Expense by nature
Selling expenses	320,886	188,930	170,416
General and administrative expenses	2,820,369	1,748,660	2,147,832
Product development and clinical trials expenses	1,764,557	1,252,218	974,629
Cash-based employee expenses
Expense by nature
Selling expenses	891,784	526,769	352,837
General and administrative expenses	3,149,313	2,725,814	2,498,005
Product development and clinical trials expenses	7,965,627	7,623,347	6,691,371
Litigation expenses
Expense by nature
General and administrative expenses	284,729	81,171	540,125
Employee termination expenses
Expense by nature
General and administrative expenses		26,050	761,354
Accretion on collaboration, license and settlement agreements provision
Expense by nature
General and administrative expenses	308,938	693,047	5,129,758
Legal costs from financing activities
Expense by nature
General and administrative expenses	3,617,485	1,089,245	1,608,260
Other expenses
Expense by nature
Selling expenses	984,133	930,286	829,912
General and administrative expenses	3,619,370	3,467,543	3,693,396
Product development and clinical trials expenses	$ 10,184,259	$ 10,685,975	$ 8,011,544